UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
11/30
Date of reporting period:
11/30/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Global Stock Fund
BNY Mellon International Stock Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class A – DGLAX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$134	1.22%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 18.98%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	12.16%	8.39%	8.99%
without Sales Charge	18.98%	9.68%	9.63%
MSCI World Index	27.83%	12.42%	10.06%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

United States
66.7%
Japan
4.9%
Taiwan
3.9%
Canada
3.7%
Denmark
3.3%
France
3.2%
Switzerland
2.8%
Hong Kong
2.1%
Australia
2.0%
Spain
2.0%
Ireland
1.9%
United Kingdom
1.9%
Netherlands
1.6%
Net Other Assets and Liabilities
0.0%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6159AR1124

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class C – DGLCX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$219	2.01%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 18.01%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	17.02%	*	8.82%	8.79%
without Deferred Sales Charge	18.01%		8.82%	8.79%
MSCI World Index	27.83%		12.42%	10.06%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6160AR1124

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class I – DGLRX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.91%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 19.35%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	19.35%	10.02%	9.95%
MSCI World Index	27.83%	12.42%	10.06%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6161AR1124

BNY Mellon Global Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Y – DGLYX
This annual shareholder report contains important information about BNY Mellon Global Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$98	0.89%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 19.38%.
  In comparison, the MSCI World Index (the “Index”) returned 27.83% for the same period.
What affected the Fund’s performance?
  Global equity markets, led by the United States, rose over the period, with interest rate cuts and ongoing economic resilience fueling investor sentiment.
  U.S. positioning detracted due to a combination of relatively weak security selection and underweight country exposure.
  Financials sector positioning undermined relative returns due to security selection and underweight exposure. Technology sector positioning detracted as well.
  The Fund’s sole emerging markets holding, a leading Taiwan-based semiconductor manufacturer, contributed the most to returns relative to the Index.
  Lack of exposure to the comparatively weak energy sector contributed positively to relative returns.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI World Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	19.38%	10.05%	9.99%
MSCI World Index	27.83%	12.42%	10.06%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$966	48	$8,385,965	10.58%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0012AR1124

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class A – DISAX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.24%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class A shares returned 7.00%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	0.84%	3.71%	5.60%
without Sales Charge	7.00%	4.95%	6.23%
MSCI EAFE® Index	11.88%	5.89%	5.07%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

Japan 17.3%
France 12.3%
Switzerland 10.1%
Netherlands 9.3%
Germany 7.9%
United Kingdom 6.1%
Denmark 5.5%
Canada 5.0%
Spain 5.0%
Taiwan 4.3%
Hong Kong 4.0%
Australia 3.3%
Ireland 2.7%
Finland 2.2%
Italy 1.9%
Sweden 1.8%
United States 1.1%
Net Other Assets and Liabilities 0.2%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6155AR1124

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class C – DISCX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.97%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class C shares returned 6.17%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	5.17%	*	4.21%	5.45%
without Deferred Sales Charge	6.17%		4.21%	5.45%
MSCI EAFE® Index	11.88%		5.89%	5.07%
*	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6156AR1124

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class I – DISRX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$96	0.93%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class I shares returned 7.29%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class I	7.29%	5.30%	6.58%
MSCI EAFE® Index	11.88%	5.89%	5.07%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6157AR1124

BNY Mellon International Stock Fund
ANNUAL
SHAREHOLDER
REPORT
November 30, 2024
Class Y – DISYX
This annual shareholder report contains important information about BNY Mellon International Stock Fund (the “Fund”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$92	0.89%
How did the Fund perform last year ?
  For the 12-month period ended November 30, 2024, the Fund’s Class Y shares returned 7.33%.
  In comparison, the MSCI EAFE® Index (the “Index”) returned 11.88% for the same period.
What affected the Fund’s performance?
  International equity markets rose over the period, as ongoing economic resilience and a turn in the monetary cycle bolstered investor sentiment.
  The Fund’s sole emerging markets holding, Taiwan Semiconductor Manufacturing, contributed the most to returns relative to the Index.
  Technology and consumer discretionary holdings outperformed their counterparts in the Index and added significantly to relative performance.
  A combination of underweight exposure to the comparatively strong financials sector, along with disappointing stock selection in the sector, detracted the most from relative returns.
  Performance in the industrials sector detracted from relative returns due to security selection.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from December 1 , 2014 through November 30, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in the MSCI EAFE® Index on 11/30/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 11/30/24 )
Share Class	1YR	5YR	10YR
Class Y	7.33%	5.34%	6.62%
MSCI EAFE® Index	11.88%	5.89%	5.07%
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit  bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 11/30/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$5,940	49	$52,116,296	12.30%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 11/30/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Country Allocation (Based on Net Assets)

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0059AR1124

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $171,360 in 2023 and $100,814 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $36,898 in 2023 and $21,892 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $19,051 in 2023 and $9,526 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $26,949 in 2023 and $14,878 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $874 in

2023 and $960 in 2024. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,886,566 in 2023 and $1,486,377 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Global Stock Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Class	Ticker
A	DGLAX
C	DGLCX
I	DGLRX
Y	DGLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Global Stock Fund
Statement of Investments
November 30, 2024

Description	Shares	Value ($)
Common Stocks — 99.0%
Australia — 2.0%
CSL Ltd.	103,600	19,096,321
Canada — 3.7%
Alimentation Couche-Tard, Inc.	335,600	19,634,296
Canadian National Railway Co.	140,600	15,700,442
		35,334,738
Denmark — 3.3%
Novo Nordisk A/S, Cl. B	296,000	31,590,434
France — 3.2%
L’Oreal SA	38,800	13,472,350
LVMH Moet Hennessy Louis Vuitton SE	28,600	17,818,302
		31,290,652
Hong Kong — 2.1%
AIA Group Ltd.	2,733,600	20,566,516
Ireland — 1.9%
Experian PLC	387,300	18,447,334
Japan — 4.9%
Keyence Corp.	44,028	19,108,082
Shin-Etsu Chemical Co. Ltd.	473,400	17,630,274
SMC Corp.	24,600	10,474,768
		47,213,124
Netherlands — 1.6%
ASML Holding NV	22,200	15,256,829
Spain — 2.0%
Industria de Diseno Textil SA	356,900	19,635,994
Switzerland — 2.8%
Lonza Group AG	16,600	9,906,235
Roche Holding AG	59,000	17,112,462
		27,018,697
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	204,300	37,726,038
United Kingdom — 1.9%
Compass Group PLC	547,300	18,742,599
United States — 65.7%
Adobe, Inc. (a)	48,100	24,816,233
Alphabet, Inc., Cl. C	172,140	29,348,149
Amphenol Corp., Cl. A	423,000	30,730,950
Automatic Data Processing, Inc.	82,000	25,168,260
Booking Holdings, Inc.	4,160	21,640,237
Cisco Systems, Inc.	241,900	14,322,899
Cognizant Technology Solutions Corp., Cl. A	150,708	12,130,487
Copart, Inc. (a)	276,000	17,495,640
Costco Wholesale Corp.	21,810	21,196,703
Edwards Lifesciences Corp. (a)	238,100	16,988,435
Fastenal Co.	272,400	22,761,744
Ferguson Enterprises, Inc.	101,000	21,808,930
Fortinet, Inc. (a)	216,900	20,616,345
Intuitive Surgical, Inc. (a)	41,900	22,709,800
Linde PLC	63,300	29,180,667
3

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.0% (continued)
United States — 65.7% (continued)
Mastercard, Inc., Cl. A	59,500	31,709,930
Mettler-Toledo International, Inc. (a)	8,200	10,259,840
Microsoft Corp.	89,600	37,942,017
Moody’s Corp.	39,480	19,739,210
NIKE, Inc., Cl. B	177,300	13,965,921
Old Dominion Freight Line, Inc.	83,180	18,727,145
O’Reilly Automotive, Inc. (a)	18,900	23,496,858
Paychex, Inc.	134,000	19,600,180
ResMed, Inc.	87,100	21,689,642
Stryker Corp.	61,600	24,156,440
Texas Instruments, Inc.	102,300	20,565,369
The TJX Companies, Inc.	187,200	23,529,168
Visa, Inc., Cl. A	36,900	11,626,452
Waters Corp. (a)	31,934	12,285,648
West Pharmaceutical Services, Inc.	43,700	14,232,216
		634,441,515
Total Common Stocks (cost $360,383,452)		956,360,791

	1-Day Yield (%)
Investment Companies — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $9,360,003)	4.67	9,360,003	9,360,003
Total Investments (cost $369,743,455)		100.0%	965,720,794
Cash and Receivables (Net)		.0%	426,140
Net Assets		100.0%	966,146,934

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 11/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.0%	18,144,985	219,948,643	(228,733,625)	9,360,003	813,141

†	Includes reinvested dividends/distributions.
See notes to financial statements.
4

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	360,383,452	956,360,791
Affiliated issuers	9,360,003	9,360,003
Cash denominated in foreign currency	53	53
Tax reclaim receivable—Note 1(b)		904,039
Dividends and securities lending income receivable		373,276
Receivable for shares of Common Stock subscribed		53,379
Prepaid expenses		52,290
		967,103,831
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		709,346
Payable for shares of Common Stock redeemed		124,673
Directors’ fees and expenses payable		14,122
Interest payable—Note 2		973
Other accrued expenses		107,783
		956,897
Net Assets ($)		966,146,934
Composition of Net Assets ($):
Paid-in capital		273,825,223
Total distributable earnings (loss)		692,321,711
Net Assets ($)		966,146,934

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	33,862,125	2,346,520	574,912,441	355,025,848
Shares Outstanding	1,470,275	111,879	24,321,113	15,060,828
Net Asset Value Per Share ($)	23.03	20.97	23.64	23.57
See notes to financial statements.
5

STATEMENT OF OPERATIONS
Year Ended November 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $749,049 foreign taxes withheld at source):
Unaffiliated issuers	12,197,832
Affiliated issuers	813,141
Interest	6,242
Income from securities lending—Note 1(c)	3,408
Total Income	13,020,623
Expenses:
Management fee—Note 3(a)	8,385,965
Shareholder servicing costs—Note 3(c)	216,342
Professional fees	112,601
Directors’ fees and expenses—Note 3(d)	87,103
Registration fees	76,402
Custodian fees—Note 3(c)	52,077
Loan commitment fees—Note 2	22,138
Chief Compliance Officer fees—Note 3(c)	20,108
Prospectus and shareholders’ reports	20,039
Distribution fees—Note 3(b)	18,674
Interest expense—Note 2	2,591
Miscellaneous	42,088
Total Expenses	9,056,128
Less—reduction in fees due to earnings credits—Note 3(c)	(2,183)
Net Expenses	9,053,945
Net Investment Income	3,966,678
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	103,746,369
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	65,686,919
Net Realized and Unrealized Gain (Loss) on Investments	169,433,288
Net Increase in Net Assets Resulting from Operations	173,399,966
See notes to financial statements.
6

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024	2023
Operations ($):
Net investment income	3,966,678	3,734,336
Net realized gain (loss) on investments	103,746,369	167,981,733
Net change in unrealized appreciation (depreciation) on investments	65,686,919	(65,469,422)
Net Increase (Decrease) in Net Assets Resulting from Operations	173,399,966	106,246,647
Distributions ($):
Distributions to shareholders:
Class A	(5,373,356)	(3,370,083)
Class C	(373,516)	(233,003)
Class I	(84,361,925)	(60,469,007)
Class Y	(56,920,723)	(40,210,788)
Total Distributions	(147,029,520)	(104,282,881)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	2,082,750	2,258,643
Class C	526,366	570,666
Class I	89,232,553	78,814,312
Class Y	19,686,554	7,582,009
Distributions reinvested:
Class A	4,955,938	3,112,810
Class C	370,041	214,817
Class I	80,929,189	58,523,929
Class Y	44,102,042	29,788,453
Cost of shares redeemed:
Class A	(8,554,875)	(5,483,997)
Class C	(780,266)	(819,660)
Class I	(146,815,971)	(222,902,718)
Class Y	(78,073,096)	(81,300,560)
Increase (Decrease) in Net Assets from Capital Stock Transactions	7,661,225	(129,641,296)
Total Increase (Decrease) in Net Assets	34,031,671	(127,677,530)
Net Assets ($):
Beginning of Period	932,115,263	1,059,792,793
End of Period	966,146,934	932,115,263
7

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended November 30,
	2024	2023
Capital Share Transactions (Shares):
Class A
Shares sold	96,837	103,168
Shares issued for distributions reinvested	248,101	149,472
Shares redeemed	(395,696)	(249,883)
Net Increase (Decrease) in Shares Outstanding	(50,758)	2,757
Class C
Shares sold	27,749	27,753
Shares issued for distributions reinvested	20,181	11,009
Shares redeemed	(39,965)	(40,752)
Net Increase (Decrease) in Shares Outstanding	7,965	(1,990)
Class I(a)
Shares sold	4,133,467	3,585,715
Shares issued for distributions reinvested	3,958,220	2,757,269
Shares redeemed	(6,584,493)	(9,962,989)
Net Increase (Decrease) in Shares Outstanding	1,507,194	(3,620,005)
Class Y(a)
Shares sold	901,498	339,594
Shares issued for distributions reinvested	2,163,380	1,406,740
Shares redeemed	(3,521,537)	(3,653,664)
Net Increase (Decrease) in Shares Outstanding	(456,659)	(1,907,330)

(a)
During the period ended November 30, 2024, 242,177 Class Y shares representing $5,395,522 were exchanged for 241,477 Class I shares and during the period ended November 30, 2023, 319,683 Class Y shares representing $7,067,807 were exchanged for 318,933 Class I shares.

See notes to financial statements.
8

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.86	22.86	28.41	25.74	23.07
Investment Operations:
Net investment income(a)	.02	.01	.02	.01	.06
Net realized and unrealized gain (loss) on investments	3.76	2.24	(3.04)	4.09	3.71
Total from Investment Operations	3.78	2.25	(3.02)	4.10	3.77
Distributions:
Dividends from net investment income	(.02 )	(.03 )	(.00 )(b)	(.08 )	(.10 )
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(3.61)	(2.25)	(2.53)	(1.43)	(1.10)
Net asset value, end of period	23.03	22.86	22.86	28.41	25.74
Total Return (%)(c)	18.98	10.82	(11.84)	16.72	17.00
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22	1.22	1.22	1.20	1.23
Ratio of net expenses to average net assets	1.22	1.22	1.22	1.20	1.23
Ratio of net investment income to average net assets	.11	.07	.09	.03	.27
Portfolio Turnover Rate	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	33,862	34,765	34,704	45,402	38,828

(a)	Based on average shares outstanding.
(b)	Amount represents less than $.01 per share.
(c)	Exclusive of sales charge.
See notes to financial statements.
9

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	21.24	21.53	27.11	24.73	22.26
Investment Operations:
Net investment (loss)(a)	(.14 )	(.16 )	(.15 )	(.19 )	(.10 )
Net realized and unrealized gain (loss) on investments	3.46	2.09	(2.90)	3.92	3.57
Total from Investment Operations	3.32	1.93	(3.05)	3.73	3.47
Distributions:
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Net asset value, end of period	20.97	21.24	21.53	27.11	24.73
Total Return (%)(b)	18.01	9.94	(12.59)	15.83	16.15
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.01	2.06	2.01	1.97	1.98
Ratio of net expenses to average net assets	2.01	2.06	2.01	1.97	1.98
Ratio of net investment (loss) to average net assets	(.69 )	(.77 )	(.69 )	(.77 )	(.45 )
Portfolio Turnover Rate	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	2,347	2,208	2,281	4,401	8,114

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.
10

	Year Ended November 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.37	23.34	28.95	26.19	23.44
Investment Operations:
Net investment income(a)	.09	.09	.10	.09	.12
Net realized and unrealized gain (loss) on investments	3.87	2.27	(3.10)	4.16	3.78
Total from Investment Operations	3.96	2.36	(3.00)	4.25	3.90
Distributions:
Dividends from net investment income	(.10 )	(.11 )	(.08 )	(.14 )	(.15 )
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(3.69)	(2.33)	(2.61)	(1.49)	(1.15)
Net asset value, end of period	23.64	23.37	23.34	28.95	26.19
Total Return (%)	19.35	11.19	(11.59)	17.07	17.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91	.91	.89	.93	.96
Ratio of net expenses to average net assets	.91	.91	.89	.93	.96
Ratio of net investment income to average net assets	.41	.39	.42	.31	.53
Portfolio Turnover Rate	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	574,912	533,266	616,996	862,835	1,026,985

(a)	Based on average shares outstanding.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.32	23.29	28.91	26.16	23.41
Investment Operations:
Net investment income(a)	.09	.09	.10	.08	.14
Net realized and unrealized gain (loss) on investments	3.85	2.27	(3.10)	4.17	3.78
Total from Investment Operations	3.94	2.36	(3.00)	4.25	3.92
Distributions:
Dividends from net investment income	(.10 )	(.11 )	(.09 )	(.15 )	(.17 )
Dividends from net realized gain on investments	(3.59)	(2.22)	(2.53)	(1.35)	(1.00)
Total Distributions	(3.69)	(2.33)	(2.62)	(1.50)	(1.17)
Net asset value, end of period	23.57	23.32	23.29	28.91	26.16
Total Return (%)	19.38	11.17	(11.58)	17.11	17.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.90	.89	.89	.89
Ratio of net expenses to average net assets	.89	.90	.89	.89	.89
Ratio of net investment income to average net assets	.43	.40	.43	.29	.62
Portfolio Turnover Rate	10.58	10.12	1.10	9.79	4.13
Net Assets, end of period ($ x 1,000)	355,026	361,877	405,812	562,727	338,021

(a)	Based on average shares outstanding.
See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Global Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 600 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
13

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	707,502,291	248,858,500††	—	956,360,791
Investment Companies	9,360,003	—	—	9,360,003

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
14

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2024, BNY earned $465 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2024, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable
15

NOTES TO FINANCIAL STATEMENTS (continued)
income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $5,502,109, undistributed capital gains $91,065,210 and unrealized appreciation $595,754,392.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows: ordinary income $4,363,814 and $4,935,123, and long-term capital gains $142,665,706 and $99,347,758, respectively.
During the period ended November 30, 2024, as a result of permanent book to tax differences, primarily due to the tax treatment for treating a portion of the proceeds from redemptions as a distribution for tax purposes, the fund decreased total distributable earnings (loss) by $10,356,263 and increased paid-in capital by the same amount. Net assets and net asset value per share were not affected by this reclassification.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended November 30, 2024, the fund was charged $2,591 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended November 30, 2024 was approximately $45,082 with a related weighted average annualized interest rate of 5.75%. As of November 30, 2024, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended November 30, 2024, the Distributor retained $992 from commissions earned on sales of the fund’s Class A shares and $146 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2024, Class C shares were charged $18,674 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Class A and Class C shares were charged $86,144 and $6,225, respectively, pursuant to the Shareholder Services Plan.
16

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $13,455 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2,183.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $52,077 pursuant to the custody agreement.
During the period ended November 30, 2024, the fund was charged $20,108 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $675,012, Distribution Plan fees of $1,448, Shareholder Services Plan fees of $7,395, Custodian fees of $19,199, Chief Compliance Officer fees of $2,782 and Transfer Agent fees of $3,510.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $102,397,529 and $237,113,613, respectively.
At November 30, 2024, the cost of investments for federal income tax purposes was $369,960,409; accordingly, accumulated net unrealized appreciation on investments was $595,760,385, consisting of $596,091,395 gross unrealized appreciation and $331,010 gross unrealized depreciation.
17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Global Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global Stock Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the statement of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 23, 2025
18

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 100% of the ordinary dividends paid during the fiscal year ended November 30, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,363,814 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $3.5765 per share as a long-term capital gain distribution and $.0017 per share as a short-term capital gain distribution paid December 13, 2023 and $.0110 per share as a short-term capital gain distribution paid March 26, 2024.
19

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
20

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.
22

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Walter Scott & Partners Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of eleven other institutional global large-cap growth funds and one institutional global multi-cap growth fund selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional global large-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional global large-cap growth funds and institutional global multi-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. They also considered that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group median for all periods, except for the one-, two- and five-year periods when the fund’s total return performance was below the Performance Group median, and was below the Performance Universe median for all periods, except for the three- and four-year periods when the fund’s total return performance was above the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in five of the ten calendar years shown. The Board also noted that Morningstar had rated the fund a Morningstar Silver Medalist,
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
the Morningstar Medalist Rating for a fund that Morningstar analysts expect to produce positive alpha relative to its Morningstar Category index over the long term, meaning a period of at least five years.
Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were at the Expense Group median and slightly higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees (1) paid by funds advised by the Adviser that are in the same Lipper category as the fund and (2) paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
24

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board generally was satisfied with the fund’s long-term performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.
25

© 2025 BNY Mellon Securities Corporation
Code-6159NCSRAR1124

BNY Mellon International Stock Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
November 30, 2024

Class	Ticker
A	DISAX
C	DISCX
I	DISRX
Y	DISYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon International Stock Fund
Statement of Investments
November 30, 2024

Description	Shares	Value ($)
Common Stocks — 98.7%
Australia — 3.3%
Cochlear Ltd.	352,400	70,024,573
CSL Ltd.	686,800	126,596,072
		196,620,645
Canada — 5.0%
Alimentation Couche-Tard, Inc.	2,909,800	170,238,004
Canadian National Railway Co.	1,132,300	126,441,043
		296,679,047
Denmark — 5.5%
Coloplast A/S, Cl. B	923,000	116,553,059
Novo Nordisk A/S, Cl. B	1,953,700	208,507,537
		325,060,596
Finland — 2.2%
Kone OYJ, Cl. B	2,555,800	132,741,267
France — 12.3%
Air Liquide SA	928,510	154,574,529
Dassault Systemes SE	3,257,000	112,444,679
Hermes International SCA	42,000	91,631,031
L’Oreal SA	342,000	118,751,129
LVMH Moet Hennessy Louis Vuitton SE	203,500	126,784,071
TotalEnergies SE	2,126,000	123,301,768
		727,487,207
Germany — 7.9%
adidas AG	368,150	86,745,998
Infineon Technologies AG	3,825,400	124,569,873
Merck KGaA	747,400	111,741,057
SAP SE	623,100	148,089,935
		471,146,863
Hong Kong — 4.0%
AIA Group Ltd.	17,347,200	130,513,411
CLP Holdings Ltd.	7,455,500	62,751,645
Jardine Matheson Holdings Ltd.	983,100	42,955,969
		236,221,025
Ireland — 2.7%
Experian PLC	3,308,000	157,562,052
Italy — 1.9%
Ferrari NV	257,600	112,281,047
Japan — 17.3%
Daikin Industries Ltd.	942,000	113,355,955
FANUC Corp.	2,576,000	66,759,216
Hoya Corp.	934,700	120,710,794
Keyence Corp.	427,280	185,438,835
Murata Manufacturing Co. Ltd.	3,265,900	54,961,404
Shin-Etsu Chemical Co. Ltd.	3,669,500	136,658,833
SMC Corp.	251,700	107,174,760
Sysmex Corp. (a)	5,525,900	117,092,725
Terumo Corp.	6,029,800	123,246,882
		1,025,399,404

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 98.7% (continued)
Netherlands — 9.3%
ASM International NV	229,300	123,877,364
ASML Holding NV	270,800	186,105,829
Universal Music Group NV	4,936,326	118,666,600
Wolters Kluwer NV	756,000	125,945,965
		554,595,758
Spain — 5.0%
Amadeus IT Group SA	1,680,000	117,792,854
Industria de Diseno Textil SA	3,279,000	180,404,661
		298,197,515
Sweden — 1.8%
Atlas Copco AB, Cl. B	7,560,000	106,754,856
Switzerland — 10.1%
Kuehne + Nagel International AG	374,300	89,423,288
Lonza Group AG	198,600	118,516,764
Novartis AG	1,339,800	141,756,111
Roche Holding AG	409,500	118,772,089
SGS SA	1,323,764	131,334,354
		599,802,606
Taiwan — 4.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,381,700	255,144,722
United Kingdom — 6.1%
Compass Group PLC	4,979,000	170,508,679
Diageo PLC	3,816,900	113,843,636
The Sage Group PLC	4,716,700	78,716,226
		363,068,541
Total Common Stocks (cost $3,745,767,737)		5,858,763,151

	1-Day Yield (%)
Investment Companies — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $66,942,757)	4.67	66,942,757	66,942,757
Investment of Cash Collateral for Securities Loaned — .0%
Registered Investment Companies — .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $70,789)	4.67	70,789	70,789
Total Investments (cost $3,812,781,283)		99.8%	5,925,776,697
Cash and Receivables (Net)		.2%	14,100,484
Net Assets		100.0%	5,939,877,181

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At November 30, 2024, the value of the fund’s securities on loan was $68,337 and the value of the collateral was
$70,789, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 11/30/2023	Purchases ($)†	Sales ($)	Value ($) 11/30/2024	Dividends/ Distributions ($)
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	89,283,243	873,880,879	(896,221,365)	66,942,757	7,169,284
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	-	104,291,906	(104,221,117)	70,789	13,000††
Total - 1.1%	89,283,243	978,172,785	(1,000,442,482)	67,013,546	7,182,284

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $68,337)—Note 1(c):
Unaffiliated issuers	3,745,767,737	5,858,763,151
Affiliated issuers	67,013,546	67,013,546
Cash denominated in foreign currency	258,080	254,583
Tax reclaim receivable—Note 1(b)		14,996,146
Dividends and securities lending income receivable		3,353,645
Receivable for shares of Common Stock subscribed		1,382,976
Prepaid expenses		77,766
		5,945,841,813
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		4,470,675
Payable for shares of Common Stock redeemed		869,358
Directors’ fees and expenses payable		93,105
Liability for securities on loan—Note 1(c)		70,789
Other accrued expenses		460,705
		5,964,632
Net Assets ($)		5,939,877,181
Composition of Net Assets ($):
Paid-in capital		3,603,517,551
Total distributable earnings (loss)		2,336,359,630
Net Assets ($)		5,939,877,181

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	56,574,789	6,959,140	3,365,411,081	2,510,932,171
Shares Outstanding	2,354,564	299,428	138,924,517	104,960,039
Net Asset Value Per Share ($)	24.03	23.24	24.22	23.92
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2024

Investment Income ($):
Income:
Cash dividends (net of $11,904,500 foreign taxes withheld at source):
Unaffiliated issuers	99,665,564
Affiliated issuers	7,169,284
Income from securities lending—Note 1(c)	13,000
Interest	10,432
Total Income	106,858,280
Expenses:
Management fee—Note 3(a)	52,116,296
Shareholder servicing costs—Note 3(c)	1,787,793
Custodian fees—Note 3(c)	803,704
Directors’ fees and expenses—Note 3(d)	591,819
Loan commitment fees—Note 2	145,031
Prospectus and shareholders’ reports	126,236
Professional fees	117,915
Registration fees	107,853
Distribution fees—Note 3(b)	61,725
Chief Compliance Officer fees—Note 3(c)	20,194
Miscellaneous	217,106
Total Expenses	56,095,672
Less—reduction in fees due to earnings credits—Note 3(c)	(5,002)
Net Expenses	56,090,670
Net Investment Income	50,767,610
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	172,918,007
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	190,081,019
Net Realized and Unrealized Gain (Loss) on Investments	362,999,026
Net Increase in Net Assets Resulting from Operations	413,766,636
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2024	2023
Operations ($):
Net investment income	50,767,610	51,050,426
Net realized gain (loss) on investments	172,918,007	84,194,085
Net change in unrealized appreciation (depreciation) on investments	190,081,019	376,839,238
Net Increase (Decrease) in Net Assets Resulting from Operations	413,766,636	512,083,749
Distributions ($):
Distributions to shareholders:
Class A	(1,005,350)	(1,125,756)
Class C	(112,896)	(122,014)
Class I	(73,419,561)	(69,770,512)
Class Y	(51,262,675)	(57,671,055)
Total Distributions	(125,800,482)	(128,689,337)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	21,289,173	18,167,024
Class C	690,944	1,770,409
Class I	607,830,415	827,278,810
Class Y	610,658,579	232,930,379
Distributions reinvested:
Class A	933,628	1,063,135
Class C	112,896	122,014
Class I	70,165,760	65,996,191
Class Y	27,182,246	30,875,099
Cost of shares redeemed:
Class A	(21,709,085)	(25,114,006)
Class C	(2,524,143)	(83,433)
Class I	(828,967,724)	(692,551,639)
Class Y	(517,629,852)	(471,867,779)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(31,967,163)	(11,413,796)
Total Increase (Decrease) in Net Assets	255,998,991	371,980,616
Net Assets ($):
Beginning of Period	5,683,878,190	5,311,897,574
End of Period	5,939,877,181	5,683,878,190

	Year Ended November 30,
	2024	2023
Capital Share Transactions (Shares):
Class A(a)
Shares sold	867,695	819,259
Shares issued for distributions reinvested	40,663	50,077
Shares redeemed	(887,483)	(1,121,924)
Net Increase (Decrease) in Shares Outstanding	20,875	(252,588)
Class C
Shares sold	29,088	81,500
Shares issued for distributions reinvested	5,049	5,886
Shares redeemed	(106,811)	(262)
Net Increase (Decrease) in Shares Outstanding	(72,674)	87,124
Class I(a)
Shares sold	24,684,909	36,903,799
Shares issued for distributions reinvested	3,040,111	3,092,605
Shares redeemed	(33,814,989)	(31,071,754)
Net Increase (Decrease) in Shares Outstanding	(6,089,969)	8,924,650
Class Y(a)
Shares sold	25,078,931	10,514,691
Shares issued for distributions reinvested	1,193,250	1,465,359
Shares redeemed	(21,247,779)	(21,512,833)
Net Increase (Decrease) in Shares Outstanding	5,024,402	(9,532,783)

(a)
During the period ended November 30, 2024, 75,417 Class I shares representing $1,930,025 were exchanged for 75,986 Class A shares, 135,987 Class Y shares representing $3,299,105 were exchanged for 135,250 Class A shares, and 499,000 Class I shares representing $12,634,596 were exchanged for 505,372 Class Y shares. During the period ended November 30, 2023, 1,542,792 Class Y shares representing $34,142,061 were exchanged for 1,523,613 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended November 30,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.88	21.31	25.66	24.09	20.76
Investment Operations:
Net investment income(a)	.12	.14	.10	.05	.08
Net realized and unrealized gain (loss) on investments	1.46	1.88	(4.31)	2.21	3.72
Total from Investment Operations	1.58	2.02	(4.21)	2.26	3.80
Distributions:
Dividends from net investment income	(.12 )	(.12 )	(.05 )	(.08 )	(.15 )
Dividends from net realized gain on investments	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.43 )	(.45 )	(.14 )	(.69 )	(.47 )
Net asset value, end of period	24.03	22.88	21.31	25.66	24.09
Total Return (%)(b)	7.00	9.59	(16.50)	9.58	18.67
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.24	1.23	1.29	1.27	1.30
Ratio of net expenses to average net assets	1.24	1.23	1.29	1.27	1.30
Ratio of net investment income to average net assets	.50	.62	.45	.20	.35
Portfolio Turnover Rate	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	56,575	53,400	55,110	74,707	59,740

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended November 30,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.19	20.71	25.07	23.63	20.38
Investment Operations:
Net investment (loss)(a)	(.05 )	(.04 )	(.05 )	(.12 )	(.06 )
Net realized and unrealized gain (loss) on investments	1.41	1.85	(4.22)	2.17	3.65
Total from Investment Operations	1.36	1.81	(4.27)	2.05	3.59
Distributions:
Dividends from net investment income	-	-	-	-	(.02 )
Dividends from net realized gain on investments	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.31 )	(.33 )	(.09 )	(.61 )	(.34 )
Net asset value, end of period	23.24	22.19	20.71	25.07	23.63
Total Return (%)(b)	6.17	8.83	(17.10)	8.85	17.84
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.97	1.98	1.98	1.97	1.98
Ratio of net expenses to average net assets	1.97	1.98	1.98	1.97	1.98
Ratio of net investment (loss) to average net assets	(.21 )	(.18 )	(.24 )	(.47 )	(.30 )
Portfolio Turnover Rate	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	6,959	8,255	5,903	11,190	14,510

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended November 30,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	23.07	21.50	25.88	24.27	20.90
Investment Operations:
Net investment income(a)	.20	.20	.18	.14	.15
Net realized and unrealized gain (loss) on investments	1.46	1.90	(4.33)	2.23	3.75
Total from Investment Operations	1.66	2.10	(4.15)	2.37	3.90
Distributions:
Dividends from net investment income	(.20 )	(.20 )	(.14 )	(.15 )	(.21 )
Dividends from net realized gain on investments	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.51 )	(.53 )	(.23 )	(.76 )	(.53 )
Net asset value, end of period	24.22	23.07	21.50	25.88	24.27
Total Return (%)	7.29	9.95	(16.20)	10.01	19.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93	.93	.92	.91	.91
Ratio of net expenses to average net assets	.93	.93	.92	.91	.91
Ratio of net investment income to average net assets	.82	.90	.81	.56	.72
Portfolio Turnover Rate	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	3,365,411	3,345,179	2,925,622	3,847,708	3,142,203

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended November 30,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	22.79	21.24	25.57	23.99	20.66
Investment Operations:
Net investment income(a)	.21	.21	.19	.15	.16
Net realized and unrealized gain (loss) on investments	1.44	1.88	(4.28)	2.19	3.71
Total from Investment Operations	1.65	2.09	(4.09)	2.34	3.87
Distributions:
Dividends from net investment income	(.21 )	(.21 )	(.15 )	(.15 )	(.22 )
Dividends from net realized gain on investments	(.31 )	(.33 )	(.09 )	(.61 )	(.32 )
Total Distributions	(.52 )	(.54 )	(.24 )	(.76 )	(.54 )
Net asset value, end of period	23.92	22.79	21.24	25.57	23.99
Total Return (%)	7.33	10.02	(16.17)	10.02	19.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.89	.89	.89	.88	.89
Ratio of net expenses to average net assets	.89	.89	.89	.88	.89
Ratio of net investment income to average net assets	.85	.95	.85	.59	.77
Portfolio Turnover Rate	12.30	7.37	6.98	8.72	7.20
Net Assets, end of period ($ x 1,000)	2,510,932	2,277,044	2,325,263	3,069,335	2,818,746

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon International Stock Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek long-term total return. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (250 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS (continued)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The following is a summary of the inputs used as of November 30, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	551,823,769	5,306,939,382††	—	5,858,763,151
Investment Companies	67,013,546	—	—	67,013,546

†	See Statement of Investments for additional detailed categorizations, if any.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of November 30, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended November 30, 2024, BNY earned $1,772 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of November 30, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	68,337	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(68,337)†	-
Net amount	-	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS (continued)
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended November 30, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended November 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At November 30, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $50,152,677, undistributed capital gains $173,507,712 and unrealized appreciation $2,112,699,241.
The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2024 and November 30, 2023 were as follows: ordinary income $49,579,597 and $49,508,337, and long-term capital gains $76,220,885 and $79,181,000, respectively.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .41% of the value of the fund’s average daily net assets.
During the period ended November 30, 2024, the Distributor retained $1,666 from commissions earned on sales of the fund’s Class A shares and $915 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended November 30, 2024, Class C shares were charged $61,725 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their

NOTES TO FINANCIAL STATEMENTS (continued)
average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2024, Class A and Class C shares were charged $139,538 and $20,575, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2024, the fund was charged $29,874 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $5,002.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2024, the fund was charged $803,704 pursuant to the custody agreement.
During the period ended November 30, 2024, the fund was charged $20,194 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $4,163,502, Distribution Plan fees of $4,491, Shareholder Services Plan fees of $13,080, Custodian fees of $279,529, Chief Compliance Officer fees of $2,808 and Transfer Agent fees of $7,265.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2024, amounted to $734,664,897 and $819,176,815, respectively.
At November 30, 2024, the cost of investments for federal income tax purposes was $3,812,891,535; accordingly, accumulated net unrealized appreciation on investments was $2,112,885,162, consisting of $2,227,245,328 gross unrealized appreciation and $114,360,166 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon International Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon International Stock Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the statement of investments, as of November 30, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at November 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purposes of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we preformed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
January 23, 2025

IMPORTANT TAX INFORMATION (Unaudited)
In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended November 30, 2024:
●the total amount of taxes paid to foreign countries was $11,898,886.
●the total amount of income sourced from foreign countries was $111,570,064.
As required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2024 calendar year with Form 1099-DIV which will be mailed in early 2025. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $61,478,483 represents the maximum amount that may be considered qualified dividend income. The fund also hereby reports $.3082 per share as a long-term capital gain distribution paid on December 13, 2023.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Walter Scott & Partners Limited (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including that there are no soft dollar arrangements in place for the fund) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional international large-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional international large-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional international large-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above or at the Performance Group median for all periods, except for the one-, two- and four-year periods when the fund’s total return performance was below the Performance Group median, and was above or at the Performance Universe median for all periods, except for the one- and four-year periods when the fund’s total return performance was below the Performance Universe median. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in eight of the ten calendar years shown. The Board noted that the fund had a four-star overall rating from Morningstar and a four-star rating for the ten-year period from Morningstar based on Morningstar’s risk-adjusted return measure.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee, and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid to the Adviser or the Sub-Adviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board was satisfied with the fund’s overall performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-6155NCSRAR1124

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: January 17, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: January 17, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)